NONCONTROLLING INTEREST (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Noncontrolling interest
Net income attributable to Taomee Holdings Limited	$ 1,006,457	$ 5,441,260	$ 8,861,867
Change from net income attributable to Taomee Holdings Limited and transfers (to) from noncontrolling interests	867,121	5,364,125	8,861,867
Guangdong Taomee
Noncontrolling interest
Increase (decrease) in additional paid-in capital for adjustment on noncontrolling interest due to change in ownership interest in subsidiaries or consolidated VIEs			78,979
Guangdong Taomee | Additional paid-in capital
Noncontrolling interest
Increase (decrease) in additional paid-in capital for adjustment on noncontrolling interest due to change in ownership interest in subsidiaries or consolidated VIEs	(60,051)	(77,135)
Shanghai Xinsheng
Noncontrolling interest
Increase (decrease) in additional paid-in capital for adjustment on noncontrolling interest due to change in ownership interest in subsidiaries or consolidated VIEs	54,339
Shanghai Xinsheng | Additional paid-in capital
Noncontrolling interest
Increase (decrease) in additional paid-in capital for adjustment on noncontrolling interest due to change in ownership interest in subsidiaries or consolidated VIEs	13,421
Shanghai Jushou
Noncontrolling interest
Increase (decrease) in additional paid-in capital for adjustment on noncontrolling interest due to change in ownership interest in subsidiaries or consolidated VIEs	27,169
Shanghai Jushou | Additional paid-in capital
Noncontrolling interest
Increase (decrease) in additional paid-in capital for adjustment on noncontrolling interest due to change in ownership interest in subsidiaries or consolidated VIEs	$ (92,706)